GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

Shares		COMMON STOCKS - 61.2%	Value
		Banks-Diversified - 4.4%
252,500		Bank of America Corp.	$7,239,175
8,000		JPMorgan Chase & Co.	1,170,640
			8,409,815
		Capital Markets - 6.5%
11,600		The Goldman Sachs Group, Inc.	3,801,436
242,512		Jefferies Financial Group, Inc.	8,655,253
			12,456,689
		Diversified Holding Companies - 9.5%
50,200		Berkshire Hathaway Inc. - Class B1	18,082,040

		General Building Materials - 7.6%
99,400		Builders FirstSource, Inc.[1]	14,416,976

		Government Agency - 0.1%
200,000		Federal National Mortgage Association[1]	125,460

		Home Builder - 3.3%
59,684		Lennar Corporation - Class B	6,365,895

		Industrial Conglomerate - 3.2%
68,226		EXOR NV	6,047,205

		Insurance - 0.0%[2]
252		Brookfield Reinsurance Ltd.[1]	8,644

		Interactive Media & Services - 7.6%
106,200		Alphabet Inc. - Class C1	14,586,570

		Internet & Direct Marketing Retail - 0.8%
17,000		Alibaba Group Holding Ltd.[1]	1,579,300

		Investment Management - 3.4%
9,201		Brookfield Asset Management Ltd. - Class A	317,895
42,555		Brookfield Corp.	1,451,551
75,000		KKR & Co, Inc.	4,710,750
			6,480,196
		Machinery, Equipment, and Supplies Merchant Wholesalers - 0.9%
47,805		Global Industrial Co.	1,617,721

		Mortgage Banking - 0.5%
85,011		Guild Holdings Co. - Class A	1,023,533

		Oil & Gas Equipment & Services - 2.2%
158,300		TerraVest Industries, Inc.	4,153,149

		Oil & Gas Exploration & Production - 5.8%
154,161		Devon Energy Corp.	7,876,086
136,681		Vitesse Energy, Inc.	3,176,466
			11,052,552
		Oil & Gas Infrastructure - 1.1%
75,667		Hess Midstream LP - Class A	2,186,776

		Property/Casualty Insurance - 2.4%
35,000		The Progressive Corp.	4,671,450

		Specialty Retail - 1.9%
42,000		Academy Sports & Outdoors, Inc.	2,291,940
143,000		Arhaus, Inc.[1]	1,415,700
			3,707,640
		TOTAL COMMON STOCKS
		(Cost $55,844,484)	116,971,611

		PREFERRED STOCKS - 0.4%
		Government Agency - 0.4%
7,750		Federal National Mortgage Association, Series E, 5.100%[1,3]	27,590
31,037		Federal National Mortgage Association, Series N, 5.500%[1,3]	107,000
69,980		Federal National Mortgage Association, Series R, 7.625%[1,3]	139,260
216,881		Federal National Mortgage Association, Series T, 8.250%[1,3]	505,333
			779,183

		TOTAL PREFERRED STOCKS
		(Cost $929,908)	779,183

		SHORT-TERM INVESTMENTS - 3.5%
		Money Market Funds - 3.5%
6,641,649		U.S. Bank Money Market Deposit Account, 5.20%	6,641,649

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $6,641,649)	6,641,649

		WARRANTS - 1.2%
		Oil & Gas Exploration & Production - 1.2%
55,000		Occidental Petroleum Corp. (Expiration Date 8/3/2027)[1]	2,246,750

		TOTAL WARRANTS
		(Cost $2,212,740)	2,246,750

Principal Amount		U.S. GOVERNMENT SECURITIES - 33.0%
		United States Treasury Bill - 33.0%
$12,000,000		4.886% due 10/5/2023[4]	11,940,113
13,000,000		5.316% due 11/9/2023[4]	12,868,403
19,000,000		5.318% due 12/7/2023[4]	18,728,426
12,000,000		5.342% due 1/11/2024[4]	11,767,680
8,000,000		5.383% due 2/8/2024[4]	7,812,444
			63,117,066

		TOTAL U.S. GOVERNMENT SECURITIES
		(Cost $63,131,760)	63,117,066

		CORPORATE BONDS - 0.6%
		Telecommunications - 0.6%
3,000,000		Ligado Networks LLC, 15.500% (Maturity Date 11/1/2023)[1,5]	1,042,517

		TOTAL CORPORATE BONDS
		(Cost $1,005,000)	1,042,517

		Total Investments
		(Cost $129,765,541) - 99.9%	190,798,776
		Cash and Other Assets in Excess of Liabilities - 0.1%	249,534
		TOTAL NET ASSETS - 100.0%	$191,048,310

	[1]	Non-income producing security.
	[2]	Does not round to 0.1% or (0.1)%, as applicable.
	[3]	Perpetual maturity.
	[4]	Rate represents the annualized effective yield to maturity from the purchase price.
	[5]
Security was purchased to Rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Unless otherwise noted, 144A securities are deemed to be liquid. At August 31, 2023, the value of these securities totaled $1,042,517 or 0.6% of net assets.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2023 (Unaudited)

The GoodHaven Fund, (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$116,971,611	$–	$–	$116,971,611
Preferred Stocks	751,593	27,590	–	779,183
Short-Term Investments	6,641,649	–	–	6,641,649
Warrants	2,246,750	–	–	2,246,750
U.S. Government Securities	–	63,117,066	–	63,117,066
Corporate Bonds	–	1,042,517	–	1,042,517
Total Investments in Securities	$126,611,603	$64,187,173	$–	$190,798,776